Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005503
Account Value [Line Items]
Account Value	$ 17,673	$ 17,550	$ 17,491	$ 17,125	$ 16,394	$ 16,015	$ 15,087		$ 14,950	$ 14,492	$ 14,245	$ 14,244	$ 14,079	$ 14,618	$ 15,411	$ 15,920	$ 16,128	$ 15,683	$ 14,991	$ 14,374	$ 13,812	$ 12,707	$ 12,725	$ 12,882	$ 12,494	$ 12,004	$ 11,901	$ 11,533	$ 11,923	$ 11,689	$ 11,681	$ 11,599	$ 11,265	$ 11,003	$ 10,669	$ 10,180	$ 10,285	$ 9,927	$ 9,331	$ 9,720	$ 9,533	$ 10,000
C000049238
Account Value [Line Items]
Account Value	17,240	17,120	17,087	16,741	16,022	15,663	14,781		14,647	14,208	13,977	13,985	13,833	14,366	15,160	15,670	15,885	15,455	14,780	14,178	13,630	12,553	12,580	12,734	12,366	11,887	11,793	11,437	11,833	11,600	11,600	11,526	11,207	10,953	10,626	10,144	10,249	9,898	9,315	9,712	9,524	10,000
C000049239
Account Value [Line Items]
Account Value	16,804	16,712	16,682	16,350	15,675	15,331	14,465		14,356	13,919	13,713	13,724	13,583	14,114	14,905	15,412	15,636	15,226	14,563	13,981	13,452	12,395	12,431	12,593	12,225	11,764	11,678	11,333	11,738	11,512	11,520	11,453	11,139	10,892	10,578	10,109	10,222	9,875	9,296	9,696	9,520	10,000
C000244826
Account Value [Line Items]
Account Value	603,928	599,283	597,307	584,390	559,447	546,084	514,768	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	551,599	553,193	547,386	548,095	523,046	522,826	512,174	500,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	16,557	16,383	16,270	16,055	15,321	15,057	14,349		14,236	13,929	13,684	13,613	13,493	13,891	14,574	14,959	15,083	14,696	14,148	13,813	13,383	12,568	12,450	12,615	12,236	11,787	11,709	11,427	11,778	11,518	11,451	11,416	11,078	10,877	10,617	10,205	10,291	9,995	9,494	9,824	9,615	10,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	16,557	16,383	16,270	16,055	15,321	15,057	14,349		14,236	13,929	13,684	13,613	13,493	13,891	14,574	14,959	15,083	14,696	14,148	13,813	13,383	12,568	12,450	12,615	12,236	11,787	11,709	11,427	11,778	11,518	11,451	11,416	11,078	10,877	10,617	10,205	10,291	9,995	9,494	9,824	9,615	10,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	16,557	16,383	16,270	16,055	15,321	15,057	14,349		$ 14,236	$ 13,929	$ 13,684	$ 13,613	$ 13,493	$ 13,891	$ 14,574	$ 14,959	$ 15,083	$ 14,696	$ 14,148	$ 13,813	$ 13,383	$ 12,568	$ 12,450	$ 12,615	$ 12,236	$ 11,787	$ 11,709	$ 11,427	$ 11,778	$ 11,518	$ 11,451	$ 11,416	$ 11,078	$ 10,877	$ 10,617	$ 10,205	$ 10,291	$ 9,995	$ 9,494	$ 9,824	$ 9,615	$ 10,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	$ 593,232	$ 587,017	$ 582,951	$ 575,264	$ 548,940	$ 539,483	$ 514,122	$ 500,000